Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 741.0	$ 11.4	₨ 860.6	₨ 513.3
Interest cost	392.2	6.0	454.6	256.1
Expected return on plan assets	(297.4)	(4.6)	(389.7)	(212.3)
Actuarial (gains)/losses	85.1	1.3	287.6	95.2
Net gratuity cost	₨ 920.9	$ 14.1	₨ 1,213.1	₨ 652.3